Cover	Sep. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2020
Entity File Number	001-08762
Entity Registrant Name	ITERIS, INC.
Entity Central Index Key	0000350868
Entity Tax Identification Number	95-2588496
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Carnegie Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	949
Local Phone Number	270-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	ITI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false